                               Fixed Income SHares
                               Semi-Annual Report
                                 April 30, 2002

                                                                         #523328

                               Fixed Income SHares

                                                                   June 18, 2002

Dear Shareholder:

We are pleased to provide you with the semi-annual report of Fixed Income SHares ("the Trust") for the six months ended April 30, 2002. Both portfolios of the Trust, Series C and Series M continued to outperform their benchmarks during the six-month period, delivering positive returns in a weak bond market. Since January, signs of a rebound in the U.S. economy as well as expectations of Federal Reserve tightening drove interest rates higher and depressed bond market returns. Series C and Series M performed well relative to the market through good security selection and an emphasis on investment quality.

The Trust is sub-advised by Pacific Investment Management Company LLC ("PIMCO"), one of the world's leading bond managers. The two series of the Trust are used in conjunction with other assets to create the PIMCO Total Return Investment Strategy for managed accounts. Series C and Series M each focus on a sector of the fixed income market.

Investment returns for the Total Return Investment Strategy are contingent upon the performance of the overall managed account. The performance figures discussed below are those of Series C and Series M and do not include the effect of fees paid by Total Return Investment Strategy participants. While the performance of each series is compared to a relevant market index, investors should understand that each series is managed within the context of the overall managed account, and is not managed with the objective of matching or exceeding the indices indicated below.

SERIES C
Series C returned 1.7% during the six months ended April 30, 2002, exceeding the (0.2)% return of its benchmark, the Lehman Intermediate U.S. Credit Index ("Lehman Credit Index"). Series C has outperformed its benchmark over longer periods as well. For the twelve months ended April 30, 2002, Series C's total return of 11.8% compared to 7.1% for the Lehman Credit Index and from its inception on March 17, 2000 through April 30, 2002, Series C has delivered an average annual return of 13.3%, significantly surpassing the average annual return of 9.2% for the Lehman Credit Index during this period.

Series C's exposure to corporate bonds increased to 62.7% of investments (from 43.1%) during the six-month period due to opportunities identified in the corporate sector. This re-allocation has contributed positively to performance as high-grade corporate bonds outperformed U.S. treasury securities during the six months, reflecting the prospect of improved corporate earnings and investors' emphasis on obtaining higher yields than those currently available on treasuries.

As Series C's corporate bond position was increased, holdings of U.S. Government agency and mortgage-related Government agency securities were reduced to 17.9% of investments at April 30, 2002 from 35.3% six months earlier. The portfolio has small positions in sovereign debt obligations, U.S. Treasuries and other types of securities. Short-term investments represented 11.3% of investments at April 30, 2002.

SERIES M
Series M returned 2.2% during the six months ended April 30, 2002, exceeding the 1.6% return of its benchmark, the Lehman Fixed Rate Mortgage-Backed Securities Index ("Lehman Mortgage Index"). Continuing its superior performance over longer periods, Series M returned 13.4% during the twelve months ended
April 30, 2002 compared to 8.3% for the Lehman Mortgage Index. From its inception on March 17, 2000 through April 30, 2002, Series M registered an average annual total return of 14.5% versus 10.0% for the Lehman
Mortgage Index.

Series M was invested primarily in U.S. Government Agency mortgage-related securities throughout the six months ended April 20, 2002. Mortgage securities were one of the market's top-performing sectors during the period, exceeding the returns of both corporate bonds and treasuries. Currently, we believe mortgage-backed securities are fully valued after their recent rally, but still offer attractive yields with minimal credit exposure.

At April 30, 2002, mortgage-related U.S. Government agency securities represented 66.7% of the portfolio's investments and mortgage-related non-Government securities represented 16.6% of investments. This compares with an allocation of 76.5% of investments to mortgage-related U.S. Government agency securities and 4.1% to mortgage-related non-Government securities six months earlier. The balance of Series M's portfolio at April 30, 2002 included, asset-backed securities, representing 9.8% of investments and short-term investments, representing 6.9% of investments.

INVESTMENT OUTLOOK

We believe the outlook for fixed income securities is generally favorable. An economic recovery is under way, but may be less robust than is widely anticipated. Moreover, we believe that inflation should remain under control during the next three-twelve months - a positive for bonds. In managing both the Series C and Series M portfolios, PIMCO continues to stress high-quality securities and close-to-market durations to minimize risks.

We remain dedicated to serving your unique investment needs through the quality of our services and the discipline of the PIMCO investment process. Thank you for investing with us.

/s/ Stephen Treadway

Stephen Treadway
CHAIRMAN
Fixed Income SHares

                               Fixed Income SHares
                                    Series C
                             SCHEDULE OF INVESTMENTS
                                 April 30, 2002
                                   (unaudited)

 Principal
  Amount
   (000)                                                                            Value
-----------                                                                     ------------
              CORPORATE BONDS & NOTES - 74.3%
              AIRLINES - 2.4%
              American Airlines, Inc., pass thru certificates,
$       997    6.978%, 4/1/11, Ser. 01-2 (a) (b) (c) ........................   $  1,028,634
        425    10.18%, 1/2/13, Ser. 91-A2 (a) ...............................        417,433
         23   Continental Airlines, Inc., pass thru certificates, Ser. 96-2D
               11.50%, 4/2/08 (a) ...........................................         17,579
              Delta Airlines, Inc., pass thru certificates,
        600    7.57%, 11/18/10, Ser. 00-1 (a) ...............................        631,986
        200    10.50%, 4/30/16, Ser. 93-A2 (a) ..............................        192,712
              United Airlines, Inc., pass thru certificates,
        400    7.73%, 7/1/10, Ser. 00-1 (a) .................................        371,530
        100    10.125%, 3/22/15, Ser. 91-B2 (a) .............................         91,439
                                                                                ------------
                                                                                   2,751,313
                                                                                ------------

              AUTOMOTIVE - 0.7%
        100   Federal-Mogul Corp.,
               7.375%, 1/15/06 (a) (e) (i) ..................................         21,473
        900   Ford Motor Co.,
               7.45%, 7/16/31 (a) ...........................................        850,308
                                                                                ------------
                                                                                     871,781
                                                                                ------------

              BANKING - 2.3%
        500   KBC Bank Funding Trust III,
               9.86%, 11/2/09, VRN, (a) (b) .................................        577,793
      1,000   Royal Bank of Scotland plc, Ser. 1,
               9.118%, 3/31/49 (a) ..........................................      1,154,912
      1,000   U.S. Bank, North America,
               6.375%, 8/1/11 (a) ...........................................      1,015,874
                                                                                ------------
                                                                                   2,748,579
                                                                                ------------

              BUILDING - 0.4%
        400   Centex Corp.,
               7.50%, 1/15/12 (a) ...........................................        411,602
                                                                                ------------

              ELECTRONICS - 0.4%
        500   Midwest Generation LLC, pass thru certificates, Ser. B
               8.56%, 1/2/16 (a) ............................................        492,427
                                                                                ------------

              ENERGY - 0.9%
        300   Calpine Canada Energy Finance, ULC
               8.50%, 5/1/08 (a) ............................................        256,842
        900   South Point Energy Center, LLC
               8.40%, 5/30/12 (a) (b) .......................................        814,500
                                                                                ------------
                                                                                   1,071,342
                                                                                ------------

              FINANCIAL SERVICES - 1.0%
        200   Bear Stearns & Co., Inc.,
               2.20%, 5/17/02, FRN (a) ......................................        200,258
         45   Finova Group, Inc.,
               7.50%, 11/15/09 (a) ..........................................         16,200
      1,000   JPMorgan Chase & Co.,
               6.75%, 2/1/11 (a) ............................................      1,014,541
                                                                                ------------
                                                                                   1,230,999
                                                                                ------------

              FINANCING - 8.4%
      3,000   Ford Motor Credit Co.,
               7.25%-7.375%, 2/1/11-10/25/11 (a) ............................      3,002,399
        450   Gemstone Investors Ltd.,
               7.71%, 10/31/04 (a) (b) ......................................        454,082
              General Motors Acceptance Corp.,
        500    2.68%, 5/7/02, FRN (a) .......................................        497,856
      1,390    7.00%-8.00%, 2/1/12-11/1/31 (a) ..............................      1,419,878

                               Fixed Income SHares
                                    Series C
                             SCHEDULE OF INVESTMENTS
                                 April 30, 2002
                             (unaudited) (continued)

 Principal
  Amount
   (000)                                                                            Value
-----------                                                                     ------------
              CORPORATE BONDS & NOTES (CONTINUED)
              FINANCING (CONCLUDED)
              GS Escrow Corp.,
$     1,160    2.86%, 5/1/02, FRN (a) .......................................   $  1,148,182
      1,400    7.00%, 8/1/03 (a) ............................................      1,419,946
        800   Pemex Project Funding Master Trust,
               8.00%, 11/15/11 (a) (b) ......................................        824,000
        100   PP&L Capital Funding, Inc.,
               7.75%, 4/15/05 (a) ...........................................        107,335
        500   Redwood Capital II Ltd.,
               5.047%, 7/1/02, FRN (a) (b) ..................................        500,000
        500   Steers Credit Backed Trust,
               7.464%, 5/31/02, FRN (b) (c) (d) .............................        500,000
                                                                                ------------
                                                                                   9,873,678
                                                                                ------------

              FOOD - 1.2%
              ConAgra Foods, Inc.,
      1,000    2.621%, 6/10/02, FRN (a) .....................................      1,001,395
        100    7.50%, 9/15/05 (a) ...........................................        107,306
        350   Kroger Co.,
               2.66%, 5/16/02, FRN (a) ......................................        350,111
                                                                                ------------
                                                                                   1,458,812
                                                                                ------------

              FOREST PRODUCTS & PAPER - 1.3%
        500   Boise Cascade Corp.,
               7.50%, 02/01/08 (a) ..........................................        499,475
        950   Bowater CDA Finance Corp.
               7.95%, 11/15/11 (a) ..........................................        961,768
                                                                                ------------
                                                                                   1,461,243
                                                                                ------------

              HEALTHCARE & HOSPITALS - 4.2%
        700   Beverly Enterprises Corp.,
               9.00%, 2/15/06 (a) ...........................................        717,500
        500   Columbia-HCA The Healthcare Corp.,
               7.25%, 5/20/08 (a) ...........................................        518,917
              HCA Inc.,
      2,000    6.95%, 5/1/12 (a) ............................................      2,008,806
              HCA-The Healthcare Corp.,
      1,000    7.875%, 2/1/11 (a) ...........................................      1,065,227
              HEALTHSOUTH Corp.,
        600    8.375%, 10/1/11 (a) ..........................................        628,500
                                                                                ------------
                                                                                   4,938,950
                                                                                ------------

              HOTELS/GAMING - 11.0%
      2,690   Harrahs Operating Co., Inc.,
               8.00%, 2/1/11 (a) ............................................      2,866,297
      1,000   International Game Technology,
               7.875%, 5/15/04 (a) ..........................................      1,042,500
        500   ITT Corp.,
               6.75%, 11/15/05 (a) ..........................................        495,633
        400   MGM Grand, Inc.,
               6.95%, 2/1/05 (a) ............................................        408,564
        700   MGM Mirage, Inc.,
               8.50%, 9/15/10 (a) ...........................................        746,743
      3,000   Mirage Resorts, Inc.,
               6.625%, 2/1/05 (a) ...........................................      3,040,371
      2,965   Park Place Entertainment Corp.,
               7.95%-8.50%, 8/1/03-11/15/06 (a) .............................      3,085,553
        500   Starwood Hotels & Resorts Worldwide, Inc.,
               7.875%, 5/1/12 (a) (b) (c) ...................................        504,375
              Station Casinos, Inc.,
        730    8.375%-8.875%, 2/15/08-12/1/08 (a) ...........................        759,125
                                                                                ------------
                                                                                  12,949,161
                                                                                ------------

                               Fixed Income SHares
                                    Series C
                             SCHEDULE OF INVESTMENTS
                                 April 30, 2002
                             (unaudited) (continued)

 Principal
  Amount
   (000)                                                                            Value
-----------                                                                     ------------
              CORPORATE BONDS & NOTES (CONTINUED)
              MEDICAL PRODUCTS - 0.4%
$       400   Beckman Coulter, Inc.,
               6.875%, 11/15/11 (a) .........................................   $    407,788
                                                                                ------------

              MISCELLAEOUS - 0.9%
      1,000   Morgan Stanley TRACERS,
               8.152%, 5/1/12 (b) (c) .......................................      1,004,941
                                                                                ------------

              MULTI-MEDIA - 7.4%
      2,660   AOL Time Warner, Inc.,
               7.625%-7.70%, 4/15/31-5/1/32 (a) .............................      2,494,002
        700   British Sky Broadcasting Group, plc
               8.20%, 7/15/09 (a) ...........................................        710,734
      1,050   CSC Holdings, Inc.,
               7.625%-8.125%, 7/15/09-4/1/11, Series B (a) ..................      1,005,068
      2,250   Comcast Cable Communications, Inc.,
               6.75%, 1/30/11 (a) ...........................................      2,154,148
      1,000   Continental Cablevision, Inc.,
               8.30%, 5/15/06 (a) ...........................................      1,054,129
        500   Fox/Liberty Networks, LLC
               8.875%, 8/15/07 (a) ..........................................        520,000
              Mediacom Broadbrand, LLC
        300    11.00%, 7/15/13 (a) ..........................................        321,750
        400   Viacom, Inc.,
               6.625%, 5/15/11 (a) ..........................................        403,536
                                                                                ------------
                                                                                   8,663,367
                                                                                ------------

              OIL/GAS - 8.5%
        500   Ameradas Hess Corp.,
               7.30%, 8/15/31 (a) ...........................................        505,543
      1,000   Canadian Natural Resources Ltd.,
               7.20%, 1/15/32 (a) ...........................................      1,002,657
        650   Coastal Corp.,
               7.75%, 6/15/10 (a) ...........................................        673,100
        500   Devon Financing Corp. ULC,
               7.875%, 9/30/31 (a) ..........................................        527,027
      2,000   Dynegy Holdings, Inc.,
               8.75%, 2/15/12 (a) ...........................................      1,923,694
              El Paso Corp.,
      1,500    7.00%-7.80%, 5/15/11-8/1/31 (a) ..............................      1,499,893
        500   Southern Natural Gas Co.,
               7.35%-8.00%, 2/15/31-3/1/32 (a) ..............................        500,395
              Williams Cos., Inc.,
      2,000    7.125%-7.75%, 9/1/11-6/15/31 (a) .............................      1,931,972
      1,300    8.75%, 3/15/32 (a) (b) .......................................      1,367,613
                                                                                ------------
                                                                                   9,931,894
                                                                                ------------

              TELECOMMUNICATIONS - 16.9%
      2,000   AT&T Corp.,
               8.00%, 11/15/31 (a) (b) ......................................      1,763,320
      2,000   AT&T Wireless Services, Inc.,
               8.125%, 5/1/12 (a) ...........................................      1,963,660
      1,000   British Telecom plc,
               8.375%, 12/15/10 (a) .........................................      1,097,011
      2,250   Cox Communications, Inc.,
               6.69%-6.75%, 9/20/04-3/15/11 (a) .............................      2,161,831
      2,290   Deutsche Telekom International Finance, GDR
               7.75%-8.25%, 6/15/02, FRN (a) ................................      2,424,334
      4,100   France Telecom SA,
               8.25%-9.00%, 3/1/11-3/1/31 (a) ...............................      4,243,432

                               Fixed Income SHares
                                    Series C
                             SCHEDULE OF INVESTMENTS
                                 April 30, 2002
                             (unaudited) (continued)

 Principal
  Amount
   (000)                                                                            Value
-----------                                                                     ------------
              CORPORATE BONDS & NOTES (CONCLUDED)
              TELECOMMUNICATIONS (CONCLUDED)
$       250   MetroNet Communications, Corp.,
               10.625%-12.00%, 8/15/07-11/1/08 (a) ..........................   $     39,750
      2,300   Quest Capital Funding,
               7.25%, 2/15/11(a) ............................................      1,671,410
      1,500   Quest Corp.,
               7.625%, 6/9/03(a) ............................................      1,455,447
              Sprint Capital Corp.,
      1,820    6.875%, 11/15/28 (a) .........................................      1,414,477
        500    8.375%, 3/15/12 (a) (b) ......................................        493,080
      1,000   Telus Corp.,
               8.00%, 6/1/11 (a) ............................................      1,015,137
        100   Vodafone Airtouch plc
               7.75%, 2/15/10 (a) ...........................................        107,130
                                                                                ------------
                                                                                  19,850,019
                                                                                ------------

              TOBACCO - 1.6%
        750   Philip Morris Cos., Inc.,
               7.65%, 7/1/08 (a) ............................................        805,524
      1,000   RJ Reynolds Tobacco Holding, Inc.,
               7.375%, 5/15/03 (a) ..........................................      1,030,656
                                                                                ------------
                                                                                   1,836,180
                                                                                ------------

              UTILITIES - 2.5%
        100   CMS Energy Corp.,
               6.75%, 1/15/04, Ser. B (a) ...................................        101,048
        200   Idaho Power Corp.,
               6.60%, 3/2/11 (a) ............................................        194,127
        500   IPALCO Enterprises, Inc.
               7.625%, 11/14/11 (a) (b) .....................................        469,838
              Niagara Mohawk Power Corp.,
        150    Zero coupon until 7/1/03, Ser H (a) ..........................        148,257
        200    7.75%, 5/15/06 (a) ...........................................        215,359
        250   Progress Energy, Inc.,
               7.00%, 10/30/31 (a) ..........................................        243,409
              PSEG Power Corp.,
      1,500    7.75%-8.50%, 4/15/11-6/15/11 (a) .............................      1,520,359
                                                                                ------------
                                                                                   2,892,397
                                                                                ------------

              WASTE DISPOSAL - 1.9%
        700   Allied Waste Industries, Inc.,
               7.375%, 1/1/04, Ser. B, (a) ..................................        696,500
      1,500   Waste Management, Inc.,
               7.375%, 8/1/10 (a) ...........................................      1,544,664
                                                                                ------------
                                                                                   2,241,164
                                                                                ------------
              Total Corporate Bonds & Notes (cost-$88,079,503) ..............     87,087,637
                                                                                ------------

              U.S. GOVERNMENT AGENCY SECURITIES - 21.3%
              FANNIE MAE - 16.7%
     10,000    Zero coupon, 6/1/17 ..........................................      3,782,360
        196    3.994%-7.986%, 5/1/02, FRN (a) ...............................        202,586
      2,016    4.00%-4.75%, 5/22/03-2/25/09 (a) .............................      2,018,731
     13,650    5.50%-7.50%, 5/31/17-5/31/32 (f) .............................     13,606,404
        307    6.00%, 12/25/07, IO ..........................................          5,794
                                                                                ------------
                                                                                  19,615,875
                                                                                ------------

              FREDDIE MAC - 0.2%
        199    4.875%-6.136%, 5/1/02, FRN (a) ...............................        203,285
                                                                                ------------

                               Fixed Income SHares
                                    Series C
                             SCHEDULE OF INVESTMENTS
                                 April 30, 2002
                             (unaudited) (continued)

 Principal
  Amount
   (000)                                                                            Value
-----------                                                                     ------------
              U.S. GOVERNMENT AGENCY SECURITIES (CONCLUDED)
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 4.4%
$     5,000    6.00%-7.50%, 5/31/32, (a) (f) ................................   $  5,004,680
        119    6.375%, 5/1/02, FRN (a) ......................................        121,839
                                                                                   5,126,519
                                                                                ------------
                Total U.S. Government Agency Securities (cost-$24,638,158) ..     24,945,679
                                                                                ------------

              SOVEREIGN DEBT OBLIGATIONS- 4.0%
              BRAZIL - 0.9%
              Republic of Brazil,
        464    3.062%, 10/15/02, FRN (a) ....................................        413,563
        716    8.00%-11.50%, 3/12/08-4/15/14 (a) ............................        575,000
              CROATIA - 0.2%
        244   Republic of  Crotia, FRN
               2.875%, 7/31/02, (a) .........................................        242,385
              EGYPT - 0.4%
        400   Arab Republic of Egypt,
               7.625%, 7/11/06 (a) ..........................................        412,020
              MEXICO - 0.2%
              United Mexican States,
        300    6.25%-8.30%, 12/31/19-8/15/31 (a) ............................        289,925
              PANAMA - 0.3%
        400   Republic of Panama,
               8.25%, 4/22/08 (a) ...........................................        403,000
              PERU - 0.9%
              Republic of Peru,
        300    9.125%, 2/21/12 (a) ..........................................        293,316
        800    9.125%, 2/21/12 (a) (b) ......................................        774,000
              POLAND - 0.1%
        150   Republic of Poland,  Ser. PAR, FRN
               3.75%, 10/27/03 (a) ..........................................        109,875
              SOUTH AFRICA- 1.0%
      1,100   Republic of South Africa,
               7.375%-9.125%, 5/19/09-4/25/12 (a) ...........................      1,162,750
                                                                                ------------
                 Total Sovereign Debt Obligations (cost-$4,649,174) .........      4,675,834
                                                                                ------------

              U.S. TREASURY NOTES - 3.2%
        112    3.375%, 1/15/07 (a) (g) ......................................        116,515
      2,900    8.125%, 8/15/19 (h) ..........................................      3,670,542
                                                                                ------------
                 Total U.S. Treasury Notes (cost-$3,700,900) ................      3,787,057
                                                                                ------------

              MORTGAGE-BACKED SECURITIES - 2.5%
        391   Bear Stearns Adjustable Rate Mortgage Trust,
               6.27%, 5/1/02, FRN (a) .......................................        397,778
        282   First Nationwide Trust,
               8.50%, 9/25/31 (a) ...........................................        301,633
     39,291   Hilton Hotel Pool Trust,
               0.63%, 5/1/02, FRN, IO (a) (b) ...............................      1,435,621
        515   Residential Asset Securitization Trust,
               7.00%, 1/25/28 (a) ...........................................        532,986
        292   Washington Mutual Mortgage Corp.,
               6.59%, 5/1/02, FRN (a) (d) ...................................        289,668
                                                                                ------------
                 Total Mortgage-Backed Securities (cost-$3,019,156) .........      2,957,686
                                                                                ------------

                               Fixed Income SHares
                                    Series C
                                 APRIL 30, 2002
                             (unaudited) (continued)

 Principal
  Amount
   (000)                                                                            Value
-----------                                                                     ------------
              ASSET-BACKED SECURITIES - 0.2%
$       106   CS First Boston Mortgage Securities Corp.,
               2.20%, 5/25/02, FRN (a) ......................................   $    106,087
        100   Keystone Owner Trust,
               8.50%, 1/25/29 (b) ...........................................         85,844
                                                                                ------------
                 Total Asset-Backed Securities (cost-$167,484) ..............        191,931
                                                                                ------------

              SHORT-TERM INVESTMENTS - 13.3%
              CORPORATE NOTES - 9.6%
              AEROSPACE - 1.2%
        500   Martin Marieta Corp.,
               6.50%, 4/15/03 (a) ...........................................        513,147
        856   Raytheon Co.,
               6.45%, 8/15/02 (a) ...........................................        863,636
              FINANCIAL SERVICES - 0.1%
        100   Bear Stearns & Co., Inc.,
               6.20%, 3/30/03 (a) ...........................................        102,737
              HEALTHCARE & HOSPITALS - 0.5%
        515   Bergen Brunswig Corp.,
               7.375%, 1/15/03 (a) ..........................................        529,162
        100   HCA-The Healthcare Co.,
               3.51%, 6/19/02, FRN (a) ......................................        100,067
              HOTELS/GAMING - 0.2%
        200   Hilton Hotels Corp.,
               7.70%, 7/15/02 (a) ...........................................        200,981
              INDUSTRIAL - 0.1%
        100   American Standard Cos., Inc.,
               7.125%, 2/15/03 (a) ..........................................        102,000
              MULTI-MEDIA - 1.8%
      2,100   Tele-Communications, Inc.,
               8.25%, 1/15/03 (a) ...........................................      2,153,794
              OIL/GAS - 1.7%
      1,000   Coastal Corp.,
               8.125%, 9/15/02 (a) ..........................................      1,014,872
        550   Dynegy Holdings, Inc.,
               6.875%, 7/15/02 (a) ..........................................        544,532
              Williams Cos., Inc.,
        500    2.796%, 7/31/02, FRN (a) (b) .................................        497,025
              REAL ESTATE - 0.9%
      1,000   EOP Operating Ltd.,
               6.375%, 2/15/03 (a) ..........................................      1,021,193
              TELECOMMUNICATIONS - 1.7%
        200   Centurytel, Inc., Series I,
               7.75%, 10/15/02 (a) ..........................................        203,277
        300   Panamsat Corp.,
               6.00%, 1/15/03 (a) ...........................................        299,446
      1,000   Sprint Capital  Corp.,
               7.625%, 6/10/02 (a) ..........................................        999,554
        750   WorldCom, Inc.
               7.375%, 1/15/03, VRN (a) (b) .................................        585,099
              TRANSPORTATION - 0.1%
        105   Norfolk Southern Corp.,
               6.95%, 5/1/02 (a) ............................................        105,000
              UTILITIES - 0.9%
        600   Illinois Power Co.,
               6.25%, 7/15/02 (a) ...........................................        599,143
        230   Niagara Mohawk Power Corp.,
               5.875%, 9/1/02 (a) ...........................................        231,943
        200   Southern California Edison Co.,
               4.06%, 5/1/02 (a) ............................................        196,500

                               Fixed Income SHares
                                    Series C
                                 April 30, 2002
                             (unaudited) (continued)

 Principal
  Amount
   (000)                                                                            Value
-----------                                                                     ------------
              SHORT-TERM INVESTMENTS (CONCLUDED)
              WASTE DISPOSAL - 0.4%
$       432   Waste Management, Inc.,
               6.625%, 7/15/02 (a) .........................................    $    434,082
                                                                                ------------
                 Total Corporate Notes (cost-$11,465,024) ..................      11,297,190
                                                                                ------------

              COMMERCIAL PAPER - 1.6%
              FINANCING - 1.2%
        700   National Australia Funding, Inc.,
               1.77%, 5/16/02 (a) ..........................................         699,484
        800   UBS Finance,
               1.92%, 8/22/02 (a) ..........................................         795,344
              TELECOMMUNICATIONS - 0.4%
        400   Sprint Corp.,
               3.45%, 5/7/02 (a) ...........................................         399,770
                                                                                ------------
                 Total Commercial Paper (cost-$1,894,432) ..................       1,894,598
                                                                                ------------

              U.S. TREASURY BILLS - 0.8%
        400    1.665% - 1.76%, 5/2/02 (a) ..................................         399,981
        895    1.705% - 1.745%, 8/15/02 ....................................         492,443
                                                                                ------------
                 Total U.S. Treasury Bills (cost-$892,459) .................         892,424
                                                                                ------------

              U.S. GOVERNMENT AGENCY SECURITIES - 0.3%
              Federal Home Loan Bank Discount Notes,
        400    1.90%, 8/28/02 (cost-$397,488) (a) ..........................         397,532
                                                                                ------------

              REPURCHASE AGREEMENT - 1.0%
      1,161   Agreement with State Street Bank & Trust Co., dated April 30,
               2002, 1.55% due 5/1/02, proceeds: $1,161,050; collateralized by Fannie Mae 3.50% due 10/1/03, valued at $1,185,007;
               (cost-$1,161,000) ...........................................       1,161,000
                                                                                ------------
                 Total Short-Term Investments (cost-$15,810,403) ...........      15,642,744
                                                                                ------------

 Contracts
-----------
              PUT OPTIONS PURCHASED (i) - 0.0%
         23   EuroDollar Futures, Chicago Mercantile Exchange Put,
               Strike price @ $92.50, expires 6/17/02 ......................             144
          5   EuroDollar Futures, Chicago Mercantile Exchange Put,
               Strike price @ $95.50, expires 6/17/02 ......................              31
         37   EuroDollar Futures, Chicago Mercantile Exchange Put,
               Strike price @ $95.00, expires 9/16/02 ......................             463
                                                                                ------------
                 Total Put Options Purchased (premiums paid-$1,083) ........             638
                                                                                ------------
                 Total Investments before options written
                  (cost-$140,065,861) - 118.8% .............................     139,289,206
                                                                                ------------

              CALL OPTIONS WRITTEN (i) - (0.2)%
 (1,600,000)  Swap Option 3 Month LIBOR Call,
               Strike rate @ 5.13%, expires 11/10/03 .......................         (16,109)
        (87)  U.S. Treasury Note Futures, Chicago Board of Trade Call,
               Strike price @ $106.00, expires 5/25/02 .....................         (48,937)
        (50)  U.S. Treasury Note Futures, Chicago Board of Trade Call,
               Strike price @ $107.00, expires 5/25/02 .....................         (12,500)
       (113)  U.S. Treasury Note Futures, Chicago Board of Trade Call,
                                                                                ------------
               Strike price @ $108.00, expires 5/25/02 .....................         (10,594)
                                                                                ------------
                 Total Call Options Written (premiums received-$117,449)....         (88,140)
                                                                                ------------

                               Fixed Income SHares
                                    Series C
                             SCHEDULE OF INVESTMENTS
                                 April 30, 2002
                                   (concluded)

 Contracts                                                                          Value
-----------                                                                     ------------
              PUT OPTIONS WRITTEN (i) - (0.2)%
$        (5)  EuroDollar Futures, Chicago Mercantile Exchange Put,
               Strike price @ $96.50, expires 9/16/02 ......................    $       (219)
        (23)  EuroDollar Futures, Chicago Mercantile Exchange Put,
               Strike price @ $97.00, expires 6/17/02 ......................            (144)
 (1,600,000)  Swap Option 3 Month LIBOR Put,
               Strike rate @ 6.13%, expires 11/10/03 .......................         (75,987)
 (3,000,000)  Swap Option 3 Month LIBOR Put,
               Strike rate @ 6.30%, expires 1/2/04 .........................         (95,295)
       (250)  U.S. Treasury Note Futures, Chicago Board of Trade Put,
               Strike price @ $100.00, expires 5/25/02 .....................          (3,906)
        (50)  U.S. Treasury Note Futures, Chicago Board of Trade Put,
               Strike price @ $100.00, expires 8/24/02 .....................         (24,219)
                                                                                ------------
                 Total Put Options Written (premiums received-$278,686) ....        (199,770)
                                                                                ------------
                 Total Options Written (premiums received-$396,135) ........        (287,910)
                                                                                ------------

               Total Investments, net of options written (cost-$139,669,726)
                - 118.6% ...................................................    $139,001,296
               Liabilities in excess of other assets - (18.6)% .............     (21,749,679)
                                                                                ------------
                 Net Assets - 100.0% .......................................    $117,251,617
                                                                                ============

----------------
(a) All or partial amount segregated as collateral for when-issued or delayed-delivery securities.
(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional investors. At April 30, 2002, these securities amounted to $13,679,765 or 11.7% of net assets.
(c)  Security deemed illiquid.
(d)  Fair-valued security.
(e)  Security in default - $21,473 or 0.02% of net assets.
(f) When-issued or delayed-delivery security. To be delivered/settled after April 30, 2002.
(g)  Inflationary Bonds-Principal amount of security is adjusted for inflation.
(h) All or partial principal amount segregated as initial margin on financial futures contracts.
(i)  Non-income producing security.

GLOSSARY:
FRN - Floating Rate Note, maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on April 30, 2002. GDR - Global Depositary Receipt
IO - Interest only
LIBOR - London Interbank Offered Rate
TRACERS - Traded Custody Receipts
VRN - Variable Rate Note, maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on April 30, 2002.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               Fixed Income SHares
                                    Series M
                             SCHEDULE OF INVESTMENTS
                                 April 30, 2002
                                   (unaudited)

 Principal
  Amount
   (000)                                                                          Value
-----------                                                                   -------------
              U.S. GOVERNMENT AGENCY SECURITIES - 137.1%
              FANNIE MAE - 57.9%
$     6,100    Zero coupon, 7/1/17 (a) ....................................   $   2,307,240
      1,687    2.325%-4.348%, 5/1/02-5/25/02,FRN (a) ......................       1,700,255
     12,970    4.70%-7.50%, 5/23/03-12/25/31 (a) ..........................      13,156,813
     51,000    5.50%-7.50%, 5/31/17-5/31/32 (b) ...........................      50,609,775
      1,075    6.50%, 7/18/27, PO (a) .....................................       1,034,016
                                                                              -------------
                                                                                 68,808,099
                                                                              -------------

              FREDDIE MAC - 8.5%
      3,316    2.575%-6.046%, 5/1/02-5/15/02,FRN, (a) .....................       3,408,286
      2,693    6.00%-7.00%, 12/15/23-6/1/30 (a) ...........................       2,764,896
      4,000    6.00%, 5/31/32 (b) .........................................       3,953,760
                                                                              -------------
                                                                                 10,126,942
                                                                              -------------

              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 70.7%
     11,458    5.25%-6.875%, 5/1/02-2/1/03, FRN (a) .......................      11,721,332
     65,200    6.00%-7.00%, 5/31/32 (b) ...................................      65,391,747
      6,568    7.00%-8.50%, 6/15/30-4/15/31 (a) ...........................       6,950,513
                                                                              -------------
                                                                                 84,063,592
                                                                              -------------

                 Total U.S. Government Agency Securities (cost-$161,348,215)    162,998,633
                                                                              -------------

              MORTGAGE-RELATED SECURITIES - 34.2%
      3,000   American Southwest Financial Securities Corp.,
               8.00%, 1/18/09 (a) .........................................       3,286,265
      1,780   Bear Stearns Adustable Rate Mortgage Trust.,
               6.74%, 5/1/02, FRN (a) .....................................       1,816,836
        380   Bear Stearns Mortgage Securities, Inc.,
               6.72%, 5/25/02,FRN (a) .....................................         391,763
        191   Collateralized Mortgage Obligation Trust,
               9.00%, 4/1/19 ..............................................         191,946
      1,431   Commercial Capital Access One, Inc.,
               6.30%, 11/15/28 (a) (c) (d) ................................       1,471,884
        554   Countrywide Home Loans,
               6.50%, 6/25/13 (a) .........................................         567,141
              CS First Boston Mortgage Securities Corp.,
      4,761    2.40%, 5/25/02, FRN (a). ...................................       4,750,712
      3,000    3.07%, 5/15/02, FRN (a) (c) (d) ............................       2,989,922
      7,486    7.00%, 8/25/04, IO (f) .....................................         484,119
         95   First Boston Mortgage Securities Corp.,
               7.30%, 7/25/23 (a) .........................................          94,072
        379   First Nationwide Trust,
               8.00%, 10/25/30 (a) ........................................         403,755
      2,000   GMAC Commercial Mortgage Securities, Inc.,
               3.97%, 9/9/15 (a) (c) (d) ..................................       1,800,000
        120   GMAC Mortgage Corp. Loan Trust,
               6.75%, 8/25/29 (a) .........................................         120,283
      3,000   GS Mortgage Securities Corp. II,
               6.62%, 5/3/18 (a) (c) ......................................       3,083,607
     39,393   Hilton Hotel Pool Trust,
               0.63%, 5/3/02, FRN, IO (a) (c) .............................       1,439,364
      1,000   Mellon Residential Funding Corp.,
               2.37%, 5/1/02, FRN (a) .....................................         991,114
      1,387   Merril Lynch Credit Corp. Mortgage Investors, Inc.,
               2.26%, 5/15/02, FRN (a) ....................................       1,389,178
      4,000   Nationslink Funding Corp.,
               7.18%, 6/20/31..............................................       4,292,262
        443   Norwest Assets Securities Corp.,
               6.75%, 11/25/28 (a) ........................................         400,135
        412   PNC Mortgage Securities Corp.,
               7.50%, 2/25/31 (a) .........................................         426,233
        100   Prudential Home Mortgage Securities,
               6.75%, 11/25/25 (a) ........................................         102,347

                               Fixed Income SHares
                                    Series M
                             SCHEDULE OF INVESTMENTS
                                 April 30, 2002
                            (unaudited) (continued)

 Principal
  Amount
   (000)                                                                          Value
-----------                                                                   -------------
              MORTGAGE-RELATED SECURITIES (CONCLUDED)
              Residential Funding Mortgage Securities I,
$     1,176    6.50%, 12/25/23 (a) ........................................   $   1,188,053
        470    7.50%, 4/25/27 (a) .........................................         483,046
      2,000   Salomon Brothers Mortgage Securities VIII,
               2.78%, 5/25/02, FRN (a) (d) ................................       2,000,000
      5,000   Structured Asset Securities Corp.,
               2.16%, 5/25/02, FRN (a) (d) ................................       5,000,000
      1,452   USRP Funding Corp.,
               2.65%, 8/26/08 (a) (c) (d) .................................       1,452,081
         67   Washington Mutual Mortgage Securities Corp.,
               6.63%, 6/25/31 (a) .........................................          68,513
                                                                              -------------
                 Total Mortgage-Related Securities (cost-$40,675,866)......      40,684,631
                                                                              -------------

              ASSET-BACKED SECURITIES - 20.1%
              Asset Backed Securities Corp. Home Equity,
      1,815    2.28%, 5/15/02, FRN (a) ....................................       1,822,471
      5,000    2.28%, 8/31/27 (b) (d) .....................................       5,000,000
        900   Bayview Financial Acquistion Trust,
               2.23%, 5/25/02, FRN (a) (c) (d) ............................         899,122
      1,000   Conseco Finance Home Loan Trust,
               8.88%, 6/15/24 (a) .........................................       1,077,030
              Conseco Finance Secuitizations Corp.,
      2,358    3.22%, 9/1/33 (a) ..........................................       2,366,323
      2,115    8.31%, 5/1/32 (a) ..........................................       2,279,295
        424   EMC Mortgage Loan Trust,
               2.22%, 5/25/02, FRN (a) (c) ................................         424,466
        900   First Investor Auto Owner Trust,
               3.46%, 12/15/08 (a) (c) (d) ................................         888,979
      2,500   Merrill Lynch Mortgage Investors, Inc.,
               2.85%, 5/25/02, FRN (a) (d) ................................       2,500,000
      2,000   NPF XII, Inc.,
               2.86%, 5/1/02, FRN (a) (c) .................................       2,000,470
      3,000   Residential Asset Securities Corp.,
               2.40%, 5/25/02, FRN (a) ....................................       2,999,064
              Residential Funding Mortgage Securities I,
        161    1.97%, 5/25/02, FRN, (a) ...................................         161,325
        106    7.18%, 12/25/22 (a) ........................................         110,292
              Salomon Brothers Mortgage Securities VII, FRN
        240    2.28%, 5/15/02 (a) .........................................         241,787
        600    2.44%, 5/15/02 (a) (d) .....................................         601,781
        204   Sequoia Mortgage Trust,
               4.00%, 5/25/02, FRN (a) (d) ................................         207,028
        306   UCFC Home Equity Loan,
               2.10%, 5/15/02, FRN (a) ....................................         306,050
                                                                              -------------
                  Total Asset-Backed Securities (cost-$23,823,950) ........      23,885,483
                                                                              -------------

              SHORT-TERM INVESTMENTS - 14.2%
              U.S. GOVERNMENT AGENCY DISCOUNT NOTES - 14.1%
      4,600   Fannie Mae 2.32%, 12/27/01 (a) ..............................       9,253,915
     12,200   Freddie Mac 1.76%-1.985%, 5/6/02-8/15/02 (a) ................       7,478,470
                                                                              -------------
                Total U.S. Government Agency Discount Notes
                 (cost-$16,730,130) .......................................      16,732,385
                                                                              -------------

              REPURCHASE AGREEMENT - 0.1%
        176   Agreement with State Street Bank & Trust Co., dated April 30,
               2002, 1.55% due 5/1/02, proceeds: $176,008; collateralized by Fannie Mae 5.25% due 6/4/04, valued at $184,275;
               (cost-$176,000) ............................................         176,000
                                                                              -------------
                   Total Short-Term Investments (cost-$16,906,130) ........      16,908,385
                                                                              -------------

                               Fixed Income SHares
                                    Series M
                             SCHEDULE OF INVESTMENTS
                                 April 30, 2002
                            (unaudited) (concluded)

 Contracts                                                                        Value
-----------                                                                   -------------
              PUT OPTIONS PURCHASED (e) - 0.0%
  1,000,000   Fannie Mae, Over-the-Counter Put, 6.00%, 6/32,
               Strike price @ $87.18, expires 6/6/02 ......................   $           1
 14,000,000   Government National Mortgage Association, Over-the-Counter
               Put, 6.00%, 7/32, Strike price @ $88.50, expires 7/15/02 ...           1,641
                                                                              -------------
                 Total Put Options Purchased (premiums paid-$1,758) .......           1,642
                                                                              -------------
                 Total Investments before options written
                  (cost-$242,755,919) - 205.6% ............................     244,478,774
                                                                              -------------

 Contracts
-----------
              PUT OPTIONS WRITTEN (e) - (0.1)%
 (3,000,000)  European Put Option 3 month LIBOR over 6.30%,
               expires 1/2/04 (e) (premium received-$109,500) .............        (95,295)
                                                                              -------------
                Total Investments, net of options written
                 (cost-$242,646,419) - 205.5% .............................     244,383,479
                Liabilities in excess of other assets - (105.5)% ..........    (125,468,058)
                                                                              -------------
                  Net Assets - 100.0% .....................................   $ 118,915,421
                                                                              =============

(a)  Segregated as collateral for when-issued or delayed-delivery securities.
(b) When-issued or delayed-delivery security. To be delivered/settled after April 30, 2002.
(c) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional investors. At April 30, 2002, these securities amounted to $16,449,895 or 13.8% of net assets.
(d)  Fair-valued security.
(e)  Non-incoming producing.
(f)  Security deemed illiquid.

GLOSSARY:
FRN - Floating Rate Note, maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on April 30, 2002.
IO - Interest Only
LIBOR -  London Interbank Offered Rate
PO - Principal Only

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      Fixed Income SHares
              STATEMENTS OF ASSETS AND LIABILITIES
                         April 30, 2002
                          (unaudited)

Assets:                                                                                      SERIES C       SERIES M
                                                                                           ------------   ------------
Investments, at value (cost-$140,065,861 and $242,755,919, respectively) ...............   $139,289,206   $244,478,774
Cash (including foreign currency on Series C of $900,619 with a cost of $879,459) ......        861,921           --
Receivable for investments sold ........................................................      6,492,976      2,932,954
Interest receivable ....................................................................      2,093,894        496,126
Receivable for shares of beneficial interest sold ......................................      3,548,126      3,553,872
Net unrealized appreciation on swaps ...................................................        720,757           --
Receivable for premiums paid on swaps ..................................................        148,321           --
Other receivables ......................................................................         14,898           --
                                                                                           ------------   ------------
    Total Assets .......................................................................    153,170,099    251,461,726
                                                                                           ------------   ------------

LIABILITIES:
Due to custodian .......................................................................           --           48,120
Payable for investments purchased ......................................................     34,988,992    131,948,085
Dividends payable ......................................................................        559,514        400,748
Options written, at value (premium received - $396,135 and $109,500, respectively) .....        287,910         95,295
Payable for shares of beneficial interest redeemed .....................................         48,224         54,057
Payable for premiums received on swaps .................................................         22,422           --
Variation margin payable ...............................................................          7,304           --
Payable for forward foreign exchange contracts .........................................          4,116           --
                                                                                           ------------   ------------
    Total Liabilities ..................................................................     35,918,482    132,546,305
                                                                                           ------------   ------------

          Net Assets ...................................................................   $117,251,617   $118,915,421
                                                                                           ============   ============

COMPOSITION OF NET ASSETS:
Beneficial interest shares of  $0.001 par value (unlimited number authorized) ..........         10,697         10,717
Paid-in-capital in excess of par .......................................................    116,051,559    116,831,540
Undistributed net investment income ....................................................         15,481           --
Accumulated net realized gain ..........................................................        911,254        336,104
Net unrealized appreciation of investments, future contracts, options written, swaps and
    other assets and liabilities denominated in foreign currency .......................        262,626      1,737,060
                                                                                           ------------   ------------
          Net Assets ...................................................................   $117,251,617   $118,915,421
                                                                                           ============   ============

Shares outstanding .....................................................................     10,697,251     10,716,788
                                                                                           ------------   ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE .........................   $      10.96   $      11.10
                                                                                           ------------   ------------

--------------------------------------------------------------------------------

                    STATEMENTS OF OPERATIONS
            For the six months ended April 30, 2002
                          (unaudited)

Investment Income:                                                                                SERIES C      SERIES M
                                                                                                -----------    ----------
  Interest ..................................................................................   $ 2,356,869    $1,772,197

EXPENSES ....................................................................................          --            --
                                                                                                -----------    ----------
  Net investment income .....................................................................     2,356,869     1,772,197
                                                                                                -----------    ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS
  WRITTEN, SWAPS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) on:
  Investments ...............................................................................     1,387,799       346,200
  Futures contracts .........................................................................       (41,678)         --
  Options written & swaps ...................................................................      (455,473)      (10,078)
  Foreign currency transactions .............................................................       (44,142)         --
Net change in unrealized appreciation/depreciation of investments, futures contracts, options
  written, swaps and foreign currency transactions ..........................................    (1,483,792)      548,880
                                                                                                -----------    ----------
     Net realized and unrealized gain (loss)  ...............................................      (637,286)      885,002
                                                                                                -----------    ----------
 Net increase in net assets resulting from investment operations ............................   $ 1,719,583    $2,657,199
                                                                                                ===========    ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               Fixed Income SHares
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                              SERIES C
                                                                                  ----------------------------------
                                                                                   Six months
                                                                                      ended
                                                                                  April 30, 2002       Year ended
                                                                                   (unaudited)      October 31, 2001
                                                                                  --------------    ----------------
INVESTMENT OPERATIONS:
Net investment income .........................................................   $    2,356,869    $      1,338,767
Net realized gain on investments, futures contracts, options written, swaps and
  foreign currency transactions ...............................................          846,506           1,373,172
Net change in unrealized appreciation/depreciation of investments, futures
  contracts, options written, swaps and foreign currency transactions .........       (1,483,792)          1,742,169
                                                                                  --------------    ----------------
    Net increase in net assets resulting from investment operations ...........        1,719,583           4,454,108
                                                                                  --------------    ----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income ........................................................       (2,376,869)         (1,338,767)
 Net realized gains ...........................................................       (1,276,599)            (80,893)
                                                                                  --------------    ----------------
    Total dividends and distributions to shareholders .........................       (3,653,468)         (1,419,660)
                                                                                  --------------    ----------------

SHARE TRANSACTIONS:
Net proceeds from the sale of shares ..........................................       74,155,421          46,305,998
Cost of shares redeemed .......................................................       (6,510,522)         (8,196,037)
                                                                                  --------------    ----------------
    Net increase in net assets from share transactions ........................       67,644,899          38,109,961
                                                                                  --------------    ----------------
         Total increase in net assets .........................................       65,711,014          41,144,409

NET ASSETS:
Beginning of period ...........................................................       51,540,603          10,396,194
                                                                                  --------------    ----------------

End of period (including undistributed net investment income of $15,481 and
  $35,481, respectively) ......................................................   $  117,251,617    $     51,540,603
                                                                                  ==============    ================

SHARES ISSUED AND REDEEMED:
 Issued .......................................................................        6,750,209           4,255,790
 Redeemed .....................................................................         (595,171)           (740,786)
                                                                                  --------------    ----------------
     Net increase .............................................................        6,155,038           3,515,004
                                                                                  ==============    ================

                                                                                         SERIES M
                                                                             ----------------------------------
                                                                              Six months
                                                                                 ended
                                                                             April 30, 2002       Year ended
                                                                              (unaudited)      October 31, 2001
                                                                             --------------    ----------------
INVESTMENT OPERATIONS:
Net investment income ....................................................   $    1,772,197    $      1,154,902
Net realized gain on investments, futures contracts and options written ..          336,122           2,266,685
Net change in unrealized appreciation/depreciation of investments, futures
  contracts and options written ..........................................          548,880           1,079,962
                                                                             --------------    ----------------
    Net increase in net assets resulting from investment operations ......        2,657,199           4,501,549
                                                                             --------------    ----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income ...................................................       (1,772,197)         (1,155,375)
 Net realized gains ......................................................       (2,266,109)           (181,413)
                                                                             --------------    ----------------
    Total dividends and distributions to shareholders ....................       (4,038,306)         (1,336,788)
                                                                             --------------    ----------------

SHARE TRANSACTIONS:
Net proceeds from the sale of shares .....................................       75,168,262          45,995,810
Cost of shares redeemed ..................................................       (6,446,125)         (8,183,086)
                                                                             --------------    ----------------
    Net increase in net assets from share transactions ...................       68,722,137          37,812,724
                                                                             --------------    ----------------
         Total increase in net assets ....................................       67,341,030          40,977,485

NET ASSETS:
Beginning of period ......................................................       51,574,391          10,596,906
                                                                             --------------    ----------------

End of period ............................................................   $  118,915,421    $     51,574,391
                                                                             ==============    ================

SHARES ISSUED AND REDEEMED:
 Issued ..................................................................        6,838,209           4,187,308
 Redeemed ................................................................         (593,344)           (729,094)
                                                                             --------------    ----------------
     Net increase ........................................................        6,244,865           3,458,214
                                                                             ==============    ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               Fixed Income SHares
                              FINANCIAL HIGHLIGHTS

                                                                                              Series C
                                                                       ---------------------------------------------------------
                                                                         Six months                             For the Period
                                                                           ended                                March 17, 2000*
                                                                       April 30, 2002       Year ended              through
                                                                         (unaudited)     October 31, 2001      October 31, 2000
                                                                       --------------    ----------------      -----------------
Net asset value, beginning of period ...............................   $     11.35        $      10.12         $         10.00
                                                                       --------------    ----------------      -----------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..............................................          0.35                0.75                    0.45
Net realized and unrealized gain (loss) on investments, futures
  contracts,options written,swaps and foreign currency transactions          (0.16)               1.31                    0.12
                                                                       --------------    ----------------      -----------------
     Total income from investment operations .......................          0.19                2.06                    0.57
                                                                       --------------    ----------------      -----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ..............................................         (0.35)              (0.75)                  (0.45)
Net realized gains .................................................         (0.23)              (0.08)                   --
                                                                       --------------    ----------------      -----------------
     Total dividends and distributions to shareholders .............         (0.58)              (0.83)                  (0.45)
                                                                       --------------    ----------------      -----------------

Net asset value, end of period .....................................   $     10.96        $      11.35         $         10.12
                                                                       ==============     ===============      =================
TOTAL RETURN (1) ...................................................          1.72%              21.09%                   5.79%
                                                                       --------------    ----------------      -----------------

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..................................   $   117,252        $     51,541         $        10,396
Ratio of expenses to average net assets ............................          0.00%(2)            0.00%                   0.00%(2)
Ratio of net investment income to average net assets ...............          6.22%(2)            6.53%                   7.04%(2)
Portfolio Turnover .................................................           271%                605%                    547%

                                                                                    Series M
                                                          ------------------------------------------------------------
                                                            Six months                                For the Period
                                                              ended                                   March 17, 2000*
                                                          April 30, 2002           Year ended             through
                                                            (unaudited)         October 31, 2001     October 31, 2000
                                                          --------------        ----------------     -----------------

Net asset value, beginning of period ..................   $        11.53        $          10.45     $         10.00
                                                          --------------        ----------------     -----------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income .................................             0.26                    0.69                0.45
Net realized and unrealized gain (loss) on investments,
  futures contracts and option written ................            (0.03)                   1.26                0.45
                                                          --------------        ----------------     -----------------
     Total income from investment operations ..........             0.23                    1.95                0.90
                                                          --------------        ----------------     -----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .................................            (0.26)                  (0.69)              (0.45)
Net realized gains ....................................            (0.40)                  (0.18)               --
                                                          --------------        ----------------     -----------------
     Total dividends and distributions to shareholders             (0.66)                  (0.87)              (0.45)
                                                          --------------        ----------------     -----------------

Net asset value, end of period ........................   $        11.10        $          11.53     $         10.45
                                                          ==============        ================     ===============

TOTAL RETURN (1) ......................................             2.22%                  19.49%               9.16%
                                                          --------------        ----------------     -----------------

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .....................   $      118,915        $         51,574     $        10,597
Ratio of expenses to average net assets ...............             0.00%(2)                0.00%               0.00%(2)
Ratio of net investment income to average net assets ..             4.68%(2)                5.65%               7.00%(2)
Portfolio Turnover ....................................              366%                    870%                930%

--------------

*    Commencement of operations
(1) Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.
(2)  Annualized

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               Fixed Income SHares
                          NOTES TO FINANCIAL STATEMENTS
                                 April 30, 2002
                                   (unaudited)

(1)  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Fixed Income SHares (the "Trust"), was organized as a Massachusetts business trust on November 3, 1999 and offers two series of shares: Series C and Series M (the "Portfolios"). Prior to commencing operations on March 17, 2000, the Trust had no operations other than matters relating to its organization and registration as a non-diversified, open-end investment company under the Investment Company Act of 1940, as amended, and the sale and issuance to Allianz Dresdner Asset Management of America L.P., formerly, PIMCO Advisory Services, of 10,000 shares of beneficial interest at an aggregate purchase price of $100,000. The Portfolios are authorized to issue an unlimited number of shares of beneficial interest at $0.001 par value.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements:

  (A)  SECURITY VALUATION

Securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sale price, or if no sale is reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

  (B)  SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon after the ex-dividend date, as the Portfolios, using reasonable diligence, become aware of such dividends. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on an accrual basis.

  (C)  FEDERAL INCOME TAXES

The Portfolios intend to distribute all of their taxable income and comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Portfolios intend not to be subject to U.S. federal excise tax.

                               Fixed Income SHares
                          NOTES TO FINANCIAL STATEMENTS
                                 April 30, 2002
                             (unaudited) (continued)

(1)  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  (D)  DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and paid at least annually.

The Portfolios record dividends and distributions to shareholders on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification.

   (E) FOREIGN CURRENCY TRANSLATION - SERIES C

The books and records of Series C are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate at the end of the period; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

Series C does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, Series C does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

   (F) FUTURES CONTRACTS

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Portfolios are required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contracts, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as "variation margin" and are recorded by the Portfolios as unrealized appreciation or depreciation. When the contracts are closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The Portfolios invest in futures contracts for both hedging and investment purposes. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

                               Fixed Income SHares
                          NOTES TO FINANCIAL STATEMENTS
                                 April 30, 2002
                             (unaudited) (continued)

(1)  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  (F) FUTURES CONTRACTS (CONCLUDED)

Futures contracts outstanding at April 30, 2002 were as follows:

SERIES C:
---------                                                                                UNREALIZED
TYPE                                             # OF           EXPIRATION              APPRECIATION
----                                             CONTRACTS         DATE                (DEPRECIATION)
                                                 ----------     ----------             --------------
Long:  Eurodollar December Futures                  114         12/16/02                  $111,087

       Financial Future UK 90-day LIBOR              39          6/30/02                   120,555

       Financial Future UK 90-day LIBOR               5          9/30/02                     8,262

       U.S.  Treasury 10 Year Note                   11          6/19/02                    45,719

Short: U.S.  Treasury 5 Year Note                   (45)         6/19/02                   (76,953)

       U.S.  Treasury 10 Year Note                  (25)         6/19/02                   (19,531)
                                                                                          --------
                                                                                          $189,139
                                                                                          --------

SERIES M: Series M did not have any future contract transactions outstanding at April 30, 2002.

   (G) OPTION TRANSACTIONS

For hedging purposes, each Portfolio may purchase and write (sell) put and call options on equity, fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, similar entities or over the counter. The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, a Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written could result in a Portfolio purchasing a security or currency at a price different from the current market value.

                               Fixed Income SHares
                          NOTES TO FINANCIAL STATEMENTS
                                 April 30, 2002
                             (unaudited) (continued)

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  (G) OPTION TRANSACTIONS (CONCLUDED)

Transactions in options written during the six months ended April 30, 2002 were as follows:

SERIES C:
---------                                                            Contracts                    Premiums
                                                                    ----------                   ---------
Options outstanding at October 31, 2001........................      3,000,132                    $220,919
Options written................................................      6,200,621                     355,094
Options expired................................................     (3,000,146)                   (156,876)
Options terminated in closing purchase transactions............            (29)                    (23,002)
                                                                    ----------                   ---------
Options outstanding at April 30, 2002..........................      6,200,578                    $396,135
                                                                    ==========                   =========

SERIES M:
---------
Options outstanding at October 31, 2001........................      3,000,000                    $109,500
Options written................................................          -                           -
                                                                     ---------                    --------
Options outstanding at April 30, 2002..........................      3,000,000                    $109,500
                                                                     =========                    ========


   (H) FORWARD FOREIGN EXCHANGE CONTRACTS - SERIES C

Series C enters into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the investment or anticipated investment in securities denominated in foreign currencies. Series C may also enter these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized gains and losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Transactions in forward foreign exchange contracts outstanding at April 30, 2002 were as follows:

                                                                                    Unrealized
                                        U.S.$ Value On       U.S.$ Value           Appreciation
Purchased:                             Origination Date     April 30, 2002        (Depreciation)
----------                             ----------------     --------------        --------------
Euro, settling 7/11/02                     $834,266            $851,954               $17,688
                                                                                      =======
Sold:
----
Great British Pounds, settling             $855,386            $877,190              $(21,804)
5/21/02                                                                              =========

                               Fixed Income SHares
                          NOTES TO FINANCIAL STATEMENTS
                                 April 30, 2002
                             (unedited) (continued)


(1)  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   (I) INFLATION-INDEXED BONDS

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive principal until maturity.

   (J) DELAYED-DELIVERY TRANSACTIONS

The Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

   (K) REPURCHASE AGREEMENTS

The Portfolios' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   (L) RESTRICTED SECURITIES

The Portfolios are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

   (M) SWAP AGREEMENTS

A swap is an agreement between two parties to exchange a series of cash flows at specified intervals. Based on a notional amount, each party pays an interest rate or the change in the value of a security. Dividends and interest on the securities in the swap are included in the value of the exchange. Swaps are valued daily at current market value and any unrealized gain or loss is included in net unrealized appreciation or depreciation of investments. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Portfolio's basis in the swap and the proceeds of the closing transaction, including any fees. During the period that the swap agreement is open, the Portfolio may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement.

                               Fixed Income SHares
                          NOTES TO FINANCIAL STATEMENTS
                                 April 30, 2002
                             (unaudited) (continued)

(1)  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)

  (M) SWAP AGREEMENTS (CONCLUDED)

SERIES C: Interest rate swaps agreements outstanding at April 30, 2002 were as follows:

                                                                           Rate Type
                                                            ----------------------------------------
                          Notional                                                                          Unrealized
    Swap                   Amount           Termination     Payments made by     Payment received by       Appreciation
Counterparty              (in 000)             Date          the Portfolio          the Portfolio         (Depreciation)
------------            -----------         -----------     ----------------     -------------------      --------------
Goldman
Sachs & Co.             EURO 13,500           3/15/16         6 Month LIBOR            6.50%                 $155,203

Goldman
Sachs & Co                GBP 8,000           3/15/16             5.50%            6 Month LIBOR              (24,364)

Goldman
Sachs & Co                US$ 4,800           6/17/07         3 Month LIBOR            6.00%                  145,536

Morgan Stanley
Dean Witter & Co.         US$ 12,700           6/17/07         3 Month LIBOR            6.00%                  482,854

Morgan Stanley
Dean Witter & Co.         US$ 1,000           6/17/12             6.00%            3 Month LIBOR              (38,472)
                                                                                                             --------
                                                                                                             $720,757
                                                                                                             ========

----------

EURO -  Eurodollars
GBP - Great British Pounds
LIBOR -London Interbank Offered Rate

SERIES M: Series M did not have any interest rate swap transactions outstanding at April 30, 2002

(2)  INVESTMENT TRANSACTIONS

     (A) COST OF INVESTMENTS

At April 30, 2002, the cost of investments for federal income tax purposes was $140,065,861 and $242,755,918 for Series C and Series M, respectively. Accordingly, the composition of net unrealized appreciation (depreciation) was as follows:

                                                                                  Net
                        Gross                        Gross                    Unrealized
                     Appreciation                 Depreciation               Appreciation
                     ------------                 ------------               ------------
Series C:               $1,467,032                 $2,243,686                  $(776,654)
Series M:               $2,008,928                   $286,073                 $1,722,855

                               Fixed Income SHares
                          NOTES TO FINANCIAL STATEMENTS
                                 April 30, 2002
                             (unaudited) (continued)

(2)  INVESTMENT TRANSACTIONS (CONCLUDED)

    (B) PURCHASE AND SALES OF INVESTMENTS

For the six months ended April 30, 2002, purchases and sales of investments, other than short-term securities and government securities, were as follows:

                                      Purchases                   Sales
                                     -----------               ----------
          Series C:                  $90,503,573               $21,936,601
          Series M:                  $64,459,704                $2,800,090

(3) RELATED PARTY TRANSACTIONS

    (A)  INVESTMENT ADVISER/SUB-ADVISER

PIMCO Funds Advisors LLC (the "Adviser"), formerly, PIMCO Advisors L.P., serves as the investment adviser to the Portfolios pursuant to an Investment Advisory agreement between the Adviser and the Trust. Pursuant to a Portfolio Management Agreement, the Adviser employs Pacific Investment Management Company LLC ("PIMCO" or the "Sub-Adviser"), an affiliate of the Adviser, to serve as sub-adviser and provide investment advisory services to the Portfolios. The Adviser receives no investment advisory or other fees from the Portfolios and at its own expense pays the fees of the Sub-Adviser.

    (B)  ADMINISTRATOR

The Adviser also serves as administrator to the Portfolios pursuant to an administration agreement ("Administration Agreement") with the Trust. Administrator responsibilities include providing or procuring certain administrative services to the Portfolios as well as arranging at its own expense for the provision of legal, audit, custody, transfer agency and other services required for the ordinary operation of the Portfolios, and is responsible for printing, trustees fees, and other Portfolio costs. Under the Administration Agreement, the Adviser has agreed to provide or procure these services, and to bear these expenses at no charge to the Portfolios.

     (C)  DISTRIBUTOR

PIMCO Funds Distributors LLC, ("the Distributor"), an affiliate of the Adviser, serves as the distributor of the Trust's shares. Pursuant to a distribution agreement with the Trust, the Adviser on behalf of the Portfolios pays the Distributor.